Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	7 Months Ended
Dec. 31, 2024 shares
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Sale of private units	230,000